Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2022
Fair value measurement
Schedule of company's financial assets and liabilities by level within the fair value hierarchy
During the twelve months ended December 31, 2022, there were no changes in the fair value methodology of the financial instruments and, therefore, there were no transfers between levels.

	Year Ended December 31, 2022
	Level 1	Level 2	Fair Value	Book Value
Liabilities
Derivative financial instruments (i)	—	(3,562,500)	(3,562,500)	(3,562,500)

	$—	$(3,562,500)	$(3,562,500)	$(3,562,500)

(i)	Refers to the Private Placement Warrants.

	Year Ended December 31, 2021
	Level 1	Level 2	Fair Value	Book Value
Liabilities
Derivative financial instruments	—	(32,226)	(32,226)	(32,226)

	$—	$(32,226)	$(32,226)	$(32,226)

Schedule of change in the fair value of the Private Placement Warrants
The change in the fair value of the Private Placement Warrants from the Closing date until December 31, 2022:

Private Placement Warrants
Balance as of December 31, 2021	$—
Change in fair value	—
Balance as of May 9, 2022	$13,110,000
Change in fair value	(9,547,500)

Balance as of December 31, 2022	$3,562,500